Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 6 — Related Party Transactions
Related Party Transactions
Member Payable
As of December 31, 2023 and 2022, the Company’s balances with members related to the timing of distributions to holders of LLC Units were a receivable of $1.7 million and payable of $1.4 million, respectively, which are included as a related party receivable and payable, respectively, on the consolidated balance sheets.
Up-C Structure
In February 2022, the Company completed an initial public offering of its securities, and through the Organizational Transactions, formed an Up-C structure, which is often used by partnerships and limited liability companies and allows DDM, a Delaware limited liability company indirectly owned by Mark Walker (“Walker”) and Keith Smith (“Smith”), to retain its equity ownership in DDH LLC and to continue to realize tax benefits associated with owning interests in an entity that is treated as a partnership, or “pass-through” entity, for U.S. federal income tax purposes. DDM holds economic nonvoting LLC Units in DDH LLC and holds noneconomic voting equity interests in the form of the Class B Common Stock in Direct Digital Holdings (See Note 4 – Stockholders’ Equity and Stock-Based Compensation). One of the tax benefits to DDM associated with this structure is that future taxable income of DDH LLC that is allocated to DDM will be taxed on a pass-through basis and therefore will not be subject to corporate taxes at the entity level. Additionally, DDM may, from time to time, redeem or exchange its LLC Units for shares of the Company’s Class A Common Stock on a one-for-one basis. The Up-C structure also provides DDM with potential liquidity that holders of non-publicly traded limited liability companies are not typically afforded. If the Company ever generates sufficient taxable income to utilize the tax benefits, DDH expects to benefit from the Up-C structure because, in general, the Company expects cash tax savings in amounts equal to 15% of certain tax benefits arising from such redemptions or exchanges of DDM's LLC Units for Class A Common Stock or cash and certain other tax benefits covered by the TRA. (See Note 5 - Tax Receivable Agreement and Income Taxes).
The aggregate balance of tax receivable liabilities as of December 31, 2023 and 2022, is as follows (in thousands):

	December 31,
	2023	2022
Liability related to tax receivable agreement:
Short term	$41	$183
Long term	5,201	4,150
Total liability related to tax receivable agreement	$5,242	$4,333
Board Services and Consulting Agreement
On September 30, 2020, the Company entered into board services and consulting agreements with Walker, Smith and Leah Woolford (“Woolford”). Walker, Smith and Woolford were then all members of DDH LLC. Walker now serves as Chairman of the Board of Directors and Chief Executive Officer of the Company. Smith now serves as a director on the Board of Directors and President of the Company. Woolford previously served as a Manager on the Board of Managers of DDH LLC and Senior Advisor of DDH LLC. In connection with the Organizational Transactions, the consulting agreements were canceled, and, for the year end December 31, 2023, no fees were paid to Walker, Smith and Woolford. For the year end December 31, 2022, total fees paid to Walker, Smith and Woolford were $0.1 million, $0.1 million, and less than $0.1 million, respectively.
Note 6 — Related Party Transactions
Related Party Transactions
Member Payable
As of September 30, 2024 and December 31, 2023, the Company had a net receivable from members that totaled $1.7 million, which is included as a related party receivable on the condensed consolidated balance sheets.
Up-C Structure
In February 2022, the Company completed an initial public offering of its securities, and through the Organizational Transactions, formed an Up-C structure, which is often used by partnerships and limited liability companies and allows DDM, a Delaware limited liability company indirectly owned by Mark Walker (“Walker”) and Keith Smith (“Smith”), to retain its equity ownership in DDH LLC and to continue to realize tax benefits associated with owning interests in an entity that is treated as a partnership, or “pass-through” entity, for U.S. federal income tax purposes. DDM holds economic nonvoting LLC Units in DDH LLC and holds noneconomic voting equity interests in the form of the Class B Common Stock in Direct Digital Holdings (See Note 4 — Stockholders’ Deficit and Stock-Based Compensation). One of the tax benefits to DDM associated with this structure is that future taxable income of DDH LLC that is allocated to DDM will be taxed on a pass-through basis and therefore will not be subject to corporate taxes at the entity level. Additionally, DDM may, from time to time, redeem or exchange its LLC Units for shares of the Company’s Class A Common Stock on a one-for-one basis. The Up-C structure also provides DDM with potential liquidity that holders of non-publicly traded limited liability companies are not typically afforded. If the Company ever generates sufficient taxable income to utilize the tax benefits, DDH expects to benefit from the Up-C structure because, in general, the Company expects cash tax savings in amounts equal to 15% of certain tax benefits arising from such redemptions or exchanges of DDM's LLC Units for Class A Common Stock or cash and certain other tax benefits covered by the TRA. As described in Note 5 — Tax Receivable Agreement and Income Taxes, for the three and nine months ended September 30, 2024, $5.2 million was recorded as income in other income (expense) for such change as the deferred taxes giving rise to the TRA have a valuation allowance recorded to offset the deferred tax assets.
The aggregate balance of tax receivable liabilities as of September 30, 2024 and December 31, 2023, is as follows (in thousands):

	September 30, 2024	December 31, 2023
Liability related to tax receivable agreement
Short term	$41	$41
Long term	—	5,201
Total liability related to tax receivable agreement	$41	$5,242